GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of goodwill and intangible assets, net

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2025	$18,040	$8,436	$85	$7,667	$200	$34,428
Revaluation recognized in OCI	308	149	—	277	—	734
Adjustment (*)	(505)	—	—	—	—	(505)
Balance as of December 31, 2025	17,843	8,585	85	7,944	200	34,657
Accumulated amortization and impairment:
Balance as of January 1, 2025	3,000	3,365	85	3,886	200	10,536
Amortization recognized in the year	—	1,343	—	1,110	—	2,453
Revaluation recognized in OCI	34	15	—	18	—	67
Balance as of December 31, 2025	3,034	4,723	85	5,014	200	13,056
Amortized cost at December 31, 2025	$14,809	$3,862	$—	$2,930	$—	$21,601

(*)	A reduction to the goodwill acquired in 2024 as part of the acquisition of Shipsta resulting from an expected reduction in the total acquisition consideration (see Note 5).

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2024	$15,628	$7,271	$85	$5,480	$200	$28,664
Initially consolidated subsidiary	2,546	1,230	—	2,308	—	6,084
Revaluation recognized in OCI	(134)	(65)	—	(121)	—	(320)
Balance as of December 31, 2024	18,040	8,436	85	7,667	200	34,428
Accumulated amortization and impairment:
Balance as of January 1, 2024	—	2,178	85	2,966	200	5,429
Amortization recognized in the year	—	1,190	—	922	—	2,112
Impairment	3,000	—	—	—	—	3,000
Revaluation recognized in OCI	—	(3)	—	(2)	—	(5)
Balance as of December 31, 2024	3,000	3,365	85	3,886	200	10,536
Amortized cost at December 31, 2024	$15,040	$5,071	$—	$3,781	$—	$23,892